UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-7456

Name of Fund:  BlackRock Senior High Income Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Senior High Income Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2007

Date of reporting period: 09/01/06 - 11/30/06

Item 1 - Schedule of Investments


BlackRock Senior High Income Fund, Inc.

Schedule of Investments as of November 30, 2006                                                                 (in U.S. dollars)


                                   Face
Industry                         Amount    Corporate Bonds                                                              Value
Aerospace &                $    190,000    Argo-Tech Corp., 9.25% due 6/01/2011                                   $       197,125
Defense - 1.7%                  250,000    Bombardier, Inc., 8% due 11/15/2014 (i)                                        251,250
                              5,510,000    Vought Aircraft Industries, Inc., 8% due 7/15/2011                           5,289,600
                                                                                                                  ---------------
                                                                                                                        5,737,975

Automobiles - 0.2%              750,000    United Auto Group, Inc., 7.75% due 12/15/2016 (i)                              750,000

Automotive - 3.2%             1,250,000    Delco Remy International, Inc., 9.374% due 4/15/2009 (f)                     1,178,125
                                250,000    Ford Motor Credit Co., 9.824% due 4/15/2012 (f)                                264,602
                              5,070,000    The Goodyear Tire & Rubber Co., 9.14% due 12/01/2009 (f)(i)                  5,089,012
                                910,000    The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011 (i)                      923,650
                              2,220,000    Lear Corp., 8.75% due 12/01/2016 (i)                                         2,186,700
                              1,175,000    Metaldyne Corp., 11% due 6/15/2012                                           1,154,437
                                700,000    Venture Holdings Co. LLC, 12% due 6/01/2009 (c)                                      0
                              3,325,000    Venture Holdings Co. LLC Series B, 9.50% due 7/01/2005 (b)                      13,300
                                                                                                                  ---------------
                                                                                                                       10,809,826

Broadcasting - 0.5%             500,000    LIN Television Corp. Series B, 6.50% due 5/15/2013                             475,000
                              1,325,000    Paxson Communications Corp., 8.624% due 1/15/2012 (f)(i)                     1,338,250
                                                                                                                  ---------------
                                                                                                                        1,813,250

Cable - International - 0.1%    350,000    NTL Cable Plc, 8.75% due 4/15/2014                                             365,750

Cable - U.S. - 7.7%           1,800,000    CSC Holdings, Inc., 7.25% due 7/15/2008                                      1,822,500
                              2,275,000    Cablevision Systems Corp. Series B, 9.87% due 4/01/2009 (f)                  2,383,062
                              1,750,000    Charter Communications Holdings LLC, 10% due 4/01/2009                       1,688,750
                              1,000,000    Charter Communications Holdings LLC, 11.75%
                                           due 1/15/2010                                                                  945,000
                              2,000,000    Charter Communications Holdings LLC,
                                           11.125% due 1/15/2011                                                        1,840,000
                              1,000,000    Charter Communications Holdings LLC, 10% due 5/15/2011                         897,500
                              1,115,000    Intelsat Subsidiary Holding Co. Ltd., 10.484% due 1/15/2012 (f)              1,128,937
                              1,675,000    Intelsat Subsidiary Holding Co. Ltd., 8.25% due 1/15/2013                    1,706,406
                              2,400,000    Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                   2,493,000
                              1,875,000    Mediacom LLC, 9.50% due 1/15/2013                                            1,926,562
                              3,410,000    PanAmSat Corp., 9% due 6/15/2016 (i)                                         3,584,763
                              5,250,000    Rainbow National Services LLC, 8.75% due 9/01/2012 (i)                       5,512,500
                                                                                                                  ---------------
                                                                                                                       25,928,980

Chemicals - 9.0%              1,350,000    ArCo Chemical Co., 9.80% due 2/01/2020                                       1,535,625
                              2,250,000    Compass Minerals International, Inc. Series B,
                                           12% due 6/01/2013 (j)                                                        2,137,500
                              4,382,000    GEO Specialty Chemicals, Inc., 13.867% due 12/31/2009 (h)                    3,615,150
                                616,000    Huntsman International, LLC, 9.875% due 3/01/2009                              636,020
                              1,650,000    Lyondell Chemical Co., 11.125% due 7/15/2012                                 1,786,125
                              3,950,000    Lyondell Chemical Co., 8% due 9/15/2014                                      4,073,437
                                830,000    Lyondell Chemical Co., 8.25% due 9/15/2016                                     863,200
                              1,200,000    Millennium America, Inc., 7.625% due 11/15/2026                              1,068,000
                                430,000    Momentive Performance Materials, Inc., 10.125%
                                           due 12/01/2014 (i)                                                             432,688
                              5,675,000    Nova Chemicals Corp., 8.502% due 11/15/2013 (f)                              5,689,188
                              5,350,000    Omnova Solutions, Inc., 11.25% due 6/01/2010                                 5,724,500
                              1,000,000    PolyOne Corp., 6.89% due 9/22/2008                                             962,500
                              1,322,000    Rockwood Specialties Group, Inc., 10.625% due 5/15/2011                      1,407,930
                                700,000    Tronox Worldwide LLC, 9.50% due 12/01/2012                                     728,000
                                                                                                                  ---------------
                                                                                                                       30,659,863

Consumer - Durables - 1.3%    4,450,000    Simmons Bedding Co., 7.875% due 1/15/2014                                    4,427,750

Consumer - Non-               4,725,000    Hines Nurseries, Inc., 10.25% due 10/01/2011                                 3,803,625
Durables - 3.3%               2,000,000    Levi Strauss & Co., 10.122% due 4/01/2012 (f)                                2,060,000
                              2,125,000    North Atlantic Trading Co., 9.25% due 3/01/2012                              1,880,625
                              3,525,000    Quiksilver, Inc., 6.875% due 4/15/2015                                       3,441,281
                                                                                                                  ---------------
                                                                                                                       11,185,531

Diversified Media - 2.0%        120,000    Affinion Group, Inc., 10.125% due 10/15/2013                                   126,900
                                500,000    Affinion Group, Inc., 11.50% due 10/15/2015                                    527,500
                              1,960,000    Idearc, Inc., 8% due 11/15/2016 (i)                                          1,991,850
                                245,000    Network Communications, Inc., 10.75% due 12/01/2013                            247,756
                              1,350,000    Nielsen Finance LLC, 10% due 8/01/2014 (i)                                   1,427,625
                              2,450,000    Universal City Florida Holding Co. I, 10.121% due 5/01/2010 (f)              2,517,375
                                                                                                                  ---------------
                                                                                                                        6,839,006

Energy - Exploration &          200,000    Berry Petroleum Co., 8.25% due 11/01/2016                                      200,000
Production - 2.7%             1,500,000    Chaparral Energy, Inc., 8.50% due 12/01/2015                                 1,500,000
                              3,000,000    Compton Petroleum Finance Corp., 7.625% due 12/01/2013                       2,850,000
                              4,120,000    Sabine Pass LNG LP, 7.50% due 11/30/2016 (i)                                 4,125,150
                                540,000    Stone Energy Corp., 8.124% due 7/15/2010 (f)(i)                                535,950
                                                                                                                  ---------------
                                                                                                                        9,211,100

Energy - Other - 2.7%           974,000    Dresser-Rand Group, Inc., 7.375% due 11/01/2014                                978,870
                              5,000,000    Ocean RIG ASA, 9.37% due 4/04/2011                                           4,975,000
                              3,025,000    SemGroup LP, 8.75% due 11/15/2015 (i)                                        3,055,250
                                                                                                                  ---------------
                                                                                                                        9,009,120

Financial - 1.7%              4,000,000    Highland Legacy Ltd. CLO, 11.621% due 6/01/2011 (f)(i)                       4,010,800
                                500,000    Investcorp SA, 7.54% due 10/21/2008                                            507,439
                                290,000    NCO Group, Inc., 10.244% due 11/15/2013 (f)(i)                                 287,100
                              1,000,000    Pennant CBO Ltd., 13.43% due 3/14/2011 (i)                                     800,000
                                                                                                                  ---------------
                                                                                                                        5,605,339

Gaming - 5.4%                 5,925,000    CCM Merger, Inc., 8% due 8/01/2013 (i)                                       5,717,625
                              5,450,000    Galaxy Entertainment Finance Co. Ltd., 10.354%
                                           due 12/15/2010 (f)(i)                                                        5,831,500
                                550,000    Galaxy Entertainment Finance Co. Ltd., 9.875%
                                           due 12/15/2012 (i)                                                             587,125
                              2,000,000    Inn of the Mountain Gods Resort & Casino, 12% due
                                           11/15/2010                                                                   2,130,000
                              1,210,000    Little Traverse Bay Bands of Odawa Indians, 10.25%
                                           due 2/15/2014 (i)                                                            1,216,050
                                300,000    Penn National Gaming, Inc., 6.75% due 3/01/2015                                294,750
                              1,000,000    Station Casinos, Inc., 7.75% due 8/15/2016                                   1,028,750
                              1,500,000    Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (i)                        1,548,750
                                                                                                                  ---------------
                                                                                                                       18,354,550

Health Care - 2.6%            1,875,000    CDRV Investors, Inc., 9.75% due 1/01/2015 (j)                                1,462,500
                              1,650,000    Elan Finance Plc, 7.75% due 11/15/2011                                       1,604,625
                              2,325,000    Elan Finance Plc, 9.374% due 11/15/2011 (f)                                  2,313,375
                              3,000,000    Tenet Healthcare Corp., 7.375% due 2/01/2013                                 2,737,500
                                700,000    VWR International, Inc., 8% due 4/15/2014                                      714,000
                                                                                                                  ---------------
                                                                                                                        8,832,000

Housing - 3.8%                1,831,000    Goodman Global Holding Co., Inc., 8.36% due 6/15/2012 (f)                    1,867,620
                              4,750,000    Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                      4,583,750
                              4,000,000    Masonite Corp., 11% due 4/06/2015 (i)                                        3,640,000
                                500,000    Scranton Products, Inc., 10.50% due 7/01/2013                                  508,750
                              2,500,000    Technical Olympic USA, Inc., 8.25% due 4/01/2011 (i)                         2,362,500
                                                                                                                  ---------------
                                                                                                                       12,962,620

Information                   3,800,000    Amkor Technology, Inc., 9.25% due 2/15/2008                                  3,857,000
Technology - 4.8%             2,365,000    Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (i)(l)                  2,365,000
                                430,000    Freescale Semiconductor, Inc., 9.244% due 12/15/2014 (f)(i)                    428,387
                                495,000    Freescale Semiconductor, Inc., 10.125% due 12/15/2016 (i)                      500,569
                                765,000    MagnaChip Semiconductor SA, 8.61% due 12/15/2011 (f)                           680,850
                              4,675,000    SunGard Data Systems, Inc., 9.125% due 8/15/2013                             4,902,906
                              2,325,000    SunGard Data Systems, Inc., 9.973% due 8/15/2013 (f)                         2,415,094
                              1,075,000    Telcordia Technologies, Inc., 10% due 3/15/2013 (i)                            924,500
                                                                                                                  ---------------
                                                                                                                       16,074,306

Leisure - 0.5%                2,000,000    True Temper Sports, Inc., 8.375% due 9/15/2011                               1,785,000

Manufacturing - 1.8%          3,000,000    Communications & Power Industries, Inc., 8% due 2/01/2012                    3,045,000
                              1,838,000    Invensys Plc, 9.875% due 3/15/2011 (i)                                       1,980,445
                              1,020,000    NXP B.V., 9.50% due 10/15/2015 (i)                                           1,046,775
                                                                                                                  ---------------
                                                                                                                        6,072,220

Metal - Other - 4.6%          1,000,000    Indalex Holding Corp., 11.50% due 2/01/2014                                  1,070,000
                              2,950,000    Indalex Holding Corp., 11.50% due 2/01/2014 (i)                              3,075,375
                              5,000,000    James River Coal Co., 9.375% due 6/01/2012                                   4,400,000
                              4,530,000    Peabody Energy Corp., 7.375% due 11/01/2016                                  4,762,163
                              2,225,000    RathGibson, Inc., 11.25% due 2/15/2014                                       2,336,250
                                                                                                                  ---------------
                                                                                                                       15,643,788

Packaging - 1.8%              4,285,000    Packaging Dynamics Finance Corp., 10% due 5/01/2016 (i)                      4,306,425
                              2,000,000    Wise Metals Group LLC, 10.25% due 5/15/2012                                  1,760,000
                                                                                                                  ---------------
                                                                                                                        6,066,425

Paper - 10.1%                 3,275,000    Abitibi-Consolidated, Inc., 8.86% due 6/15/2011 (f)                          3,111,250
                              4,975,000    Ainsworth Lumber Co. Ltd., 9.117% due 10/01/2010 (f)                         4,203,875
                              2,500,000    Ainsworth Lumber Co. Ltd., 9.367% due 4/01/2013 (f)                          1,968,750
                              1,100,000    Boise Cascade LLC, 8.249% due 10/15/2012 (f)                                 1,102,750
                                350,000    Boise Cascade LLC, 7.125% due 10/15/2014                                       336,000
                              7,475,000    Bowater, Inc., 8.36% due 3/15/2010 (f)                                       7,549,750
                              1,775,000    Domtar, Inc., 7.125% due 8/15/2015                                           1,699,562
                                485,000    Graphic Packaging International Corp., 9.50% due 8/15/2013                     499,550
                              5,150,000    JSG Funding Plc, 7.75% due 4/01/2015                                         4,944,000
                              5,175,000    NewPage Corp., 11.621% due 5/01/2012 (f)                                     5,601,938
                                800,000    Smurfit-Stone Container Enterprises, Inc., 8.375% due 7/01/2012                774,000
                              2,300,000    Verso Paper Holdings LLC, 9.121% due 8/01/2014 (f)(i)                        2,346,000
                                250,000    Verso Paper Holdings LLC, 11.375% due 8/01/2016 (i)                            260,000
                                                                                                                  ---------------
                                                                                                                       34,397,425

Pharmaceuticals - 0.8%        2,690,000    Angiotech Pharmaceuticals, Inc., 9.103% due 12/01/2013 (i)                   2,690,000

Retail - 1.9%                 1,780,000    Michaels Stores, Inc., 10% due 11/01/2014 (i)                                1,817,825
                              2,250,000    Neiman-Marcus Group, Inc., 9% due 10/15/2015                                 2,438,438
                              2,000,000    Neiman-Marcus Group, Inc., 10.375% due 10/15/2015                            2,212,500
                                                                                                                  ---------------
                                                                                                                        6,468,763

Service - 3.8%                2,700,000    Ahern Rentals, Inc., 9.25% due 8/15/2013                                     2,808,000
                              2,325,000    MSW Energy Holdings LLC, 8.50% due 9/01/2010                                 2,418,000
                              2,000,000    Neff Rental LLC, 11.25% due 6/15/2012                                        2,175,000
                              5,450,000    United Rentals North America, Inc., 7.75% due 11/15/2013                     5,450,000
                                                                                                                  ---------------
                                                                                                                       12,851,000

Telecommunications - 2.9%     1,045,000    Cincinnati Bell, Inc., 7.25% due 7/15/2013                                   1,071,125
                              1,200,000    Nordic Telephone Co. Holdings ApS, 8.875% due 5/01/2016 (i)                  1,269,000
                                240,000    Nortel Networks Ltd., 9.624% due 7/15/2011 (f)(i)                              249,000
                              4,000,000    Qwest Communications International, Inc.,
                                           8.874% due 2/15/2009 (f)                                                     4,045,000
                              1,025,000    Qwest Corp., 8.61% due 6/15/2013 (f)                                         1,110,844
                              2,000,000    Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014                      2,130,000
                                                                                                                  ---------------
                                                                                                                        9,874,969

Utility - 1.1%                  450,000    Conexant Systems, Inc., 9.124% due 11/15/2010 (f)(i)                           455,062
                                240,000    Dynegy Holdings, Inc., 8.375% due 5/01/2016                                    249,600
                              2,000,000    El Paso Performance-Linked Trust, 7.75% due 7/15/2011 (i)                    2,070,000
                                210,000    Reliant Energy, Inc., 9.50% due 7/15/2013                                      223,388
                                725,000    Williams Cos., Inc., 8.625% due 6/01/2010                                      762,877
                                                                                                                  ---------------
                                                                                                                        3,760,927

Wireless                      1,500,000    Rural Cellular Corp., 8.25% due 3/15/2012                                    1,556,250
Communications - 0.5%

                                           Total Corporate Bonds (Cost - $284,320,114) - 82.5%                        279,733,733


                                           Floating Rate Loan Interests**
Aerospace & Defense - 1.4%    4,736,111    Standard Aero Holdings Term Loan, 7.57% - 7.63% due 8/24/2012                4,744,991

Airlines - 0.1%                 500,000    Delta Air Lines Debtor in Possession Term Loan B,
                                           10.118% due 3/16/2008                                                          503,203

Automotive - 6.6%             5,000,000    General Motors Acceptance Corp. Term Loan B,
                                           7.745% due 11/17/2013                                                        5,000,000
                              1,851,852    Intermet Corp. First Lien Term Loan, 10.39% due 11/08/2010                   1,416,667
                                648,148    Intermet Corp. Letter of Credit, 10.32% due 11/08/2010                         495,833
                              1,995,000    JL French Corp. First Lien Term Loan, 8.375% due 6/05/2011                   1,882,781
                              1,850,213    Metaldyne Corp. Term Loan D, 9.875% due 12/31/2009                           1,853,105
                              4,000,000    Metaldyne Corp. Term Loan D, 3.50% - 9.875% due 8/18/2011                    4,000,000
                                269,660    Metaldyne Term Loan D, 9.875% - 10.125% due 12/31/2009                         270,081
                              1,092,618    Tenneco Automotive, Inc. Term Loan B, 7.36% due 12/12/2010                   1,096,374
                                479,968    Tenneco Automotive, Inc. Tranche B-1 Credit Linked Deposit,
                                           7.32% due 12/12/2010                                                           481,618
                              1,163,001    United Components, Inc. Term Loan D, 7.63% due 6/30/2012                     1,165,908
                              4,750,000    Visteon Corp. Term Loan B, 8.61% due 6/13/2013                               4,745,250
                                                                                                                  ---------------
                                                                                                                       22,407,617

Broadcasting - 1.2%           4,000,000    Ellis Communications Term Loan, 10% due 12/30/2011                           3,990,000

Cable - U.S. - 10.5%          5,000,000    Adelphia Communications Corp. Term Loan B,
                                           10.25% due 6/30/2009                                                         4,877,715
                              4,158,981    Cebridge Connections Second Lien Term Loan,
                                           11.376% due 5/04/2014                                                        4,138,186
                              2,155,172    Cebridge Connections Term Loan B, 7.62% due 11/05/2013                       2,147,933
                              3,000,000    Century Cable Holdings LLC Discretionary Term Loan, 10.25%
                                           due 12/31/2009                                                               2,923,125
                              8,000,000    Charter Communications, Inc. Term Loan B, 8.005%
                                           due 4/28/2013                                                                8,050,504
                              3,750,000    Insight Midwest Holdings LLC Delayed Draw Term Loan,
                                           7.61% due 4/03/2014                                                          3,767,813
                              1,250,000    Insight Midwest Holdings LLC Term Loan B,
                                           7.61% due 4/06/2014                                                          1,255,938
                              1,997,648    Mediacom Communications Term Loan D, 6.82% - 7.37%
                                           due 1/31/2015                                                                1,986,099
                              2,567,500    Mediacom LLC Term Loan C, 6.87% - 7.27% due 1/31/2015                        2,557,872
                              4,000,000    Olympus Cable Holdings LLC Term Loan B, 10.25%
                                           due 9/30/2010                                                                3,903,124
                                                                                                                  ---------------
                                                                                                                       35,608,309

Chemicals - 4.7%              2,666,250    CII Carbon Term Loan B, 7.375% - 7.438% due 8/23/2012                        2,666,250
                              2,406,580    Celanese Holdings LLC Term Loan B, 7.37% due 4/06/2011                       2,409,997
                              1,540,673    Huntsman ICI Holdings Term Loan B, 7.07% due 8/16/2012                       1,538,105
                              1,576,000    Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                           7.376% due 12/13/2012                                                        1,581,910
                              8,000,000    Wellman, Inc. First Lien Term Loan, 9.371% due 2/10/2009                     7,855,000
                                                                                                                  ---------------
                                                                                                                       16,051,262

Consumer - Non-               1,193,749    Culligan International Co. Term Loan, 7.07% due 9/30/2011                    1,194,495
Durables - 0.8%               1,458,750    Solo Cup Co. Term Loan, 9.75% due 2/27/2011                                  1,461,711
                                                                                                                  ---------------
                                                                                                                        2,656,206

Diversified Media - 1.9%      3,000,000    Idearc, Inc. Term Loan B, 7.32% due 11/15/2014                               3,013,314
                              2,000,000    Nielsen Finance LLC Term Loan B, 8.125% due 8/09/2013                        2,005,416
                              1,500,000    Nielsen Finance LLC Term Loan B, 8.125% due 8/15/2013                        1,504,062
                                                                                                                  ---------------
                                                                                                                        6,522,792

Energy - Exploration &        6,000,000    Frontier Drilling Term Loan B, 8.68% due 6/21/2013                           6,000,000
Production - 1.9%               497,500    MEG Energy Corp. Term Loan B, 7.375% due 4/03/2013                             497,944
                                                                                                                  ---------------
                                                                                                                        6,497,944

Energy - Other - 2.3%           332,500    Alon USA, Inc. Delayed Draw, 7.62% - 7.896% due 6/22/2013                      333,747
                              2,660,000    Alon USA, Inc. Term Loan B, 7.62% - 7.931% due 6/22/2013                     2,669,975
                                330,000    Exco Resources, Inc. Second Lien Term Loan,
                                           11.375% - 11.438% due 10/31/2011                                               333,300
                              2,481,250    Key Energy Services, Inc. Term Loan B, 9.07% - 9.12%
                                           due 6/30/2012                                                                2,487,453
                              2,000,000    Scorpion Drilling Ltd. Second Lien Term Loan,
                                           13.57% due 5/05/2015                                                         2,060,000
                                                                                                                  ---------------
                                                                                                                        7,884,475

Financial - 1.3%              4,250,000    JG Wentworth Manufacturing Term Loan, 8.867% due 4/12/2011                   4,287,188

Food & Tobacco - 3.4%           750,000    Bolthouse Farms, Inc. Second Lien Term Loan,
                                           10.867% due 12/16/2013                                                         755,000
                              1,867,833    Commonwealth Brands Term Loan, 7.688% due 12/22/2012                         1,877,639
                                500,000    DS Waters Enterprises, LP Term Loan B, 7.82% due 11/15/2012                    500,625
                                465,116    Dole Food Co., Inc. Letter of Credit, 5.244% - 7.438%
                                           due 4/12/2013                                                                  459,819
                              1,041,279    Dole Food Co., Inc. Term Loan B, 7.438% - 9.25%
                                           due 4/12/2013                                                                1,029,419
                              3,470,930    Dole Food Co., Inc. Term Loan C, 7.438% - 9.25%
                                           due 4/04/2013                                                                3,431,396
                              1,000,000    Eight O'Clock Coffee Second Lien Term Loan, 8.125%
                                           due 7/21/2012                                                                1,000,000
                              1,426,667    Pierre Foods, Inc. Term Loan B, 7.50% due 6/30/2010                          1,427,558
                                997,500    QCE LLC First Lien Term Loan, 7.63% due 5/05/2013                              993,131
                                                                                                                  ---------------
                                                                                                                       11,474,587

Gaming - 1.1%                   750,000    Greenwood Racing, Inc. Term Loan, 7.57% due 11/15/2013                         751,875
                              3,000,000    Venetian Macau U.S. Finance Co. LLC Term Loan B,
                                           8.12% due 5/25/2013                                                          3,013,875
                                                                                                                  ---------------
                                                                                                                        3,765,750

Health Care - 1.0%              500,000    Sterigenics International, Inc. Term Loan B, 7.86%
                                           due 11/30/2013                                                                 500,938
                              2,959,462    VWR International, Inc. Tranche B Term Loan, 7.63%
                                           due 4/07/2011                                                                2,965,012
                                                                                                                  ---------------
                                                                                                                        3,465,950

Housing - 2.9%                2,336,169    Headwaters, Inc. Term Loan B-1, 7.38% due 4/30/2011                          2,324,488
                                111,842    LIONS Gables Realty Term Loan B, 7.07% due 3/30/2007                           111,865
                              5,000,000    LNR Property Corp. Term Loan B, 8.12% due 7/12/2011                          5,010,415
                              2,500,000    Ply Gem Industries, Inc. First Lien Term Loan,
                                           11.07% due 10/31/2011                                                        2,515,625
                                                                                                                  ---------------
                                                                                                                        9,962,393

Information                   1,683,508    Activant Solutions Term Loan B, 7.375% due 5/02/2013                         1,668,777
Technology - 3.0%             1,730,000    Fidelity National Information Solutions, Inc. Term Loan B,
                                           7.07% due 3/08/2013                                                          1,729,881
                              2,000,000    The Reynolds and Reynolds Company First Lien Term Loan,
                                           7.82% due 10/31/2012                                                         2,007,500
                              3,000,000    Sanmina-SCI Corp. Term Loan, 7.82% due 1/30/2008                             3,006,000
                              1,662,188    Telcordia Technologies, Inc. Term Loan, 7.86% due 9/15/2012                  1,617,516
                                                                                                                  ---------------
                                                                                                                       10,029,674

Leisure - 0.9%                2,992,500    Cedar Fair LP Term Loan B, 7.867% due 8/30/2012                              3,016,192

Manufacturing - 2.0%          1,529,412    Invensys Plc Bonding Tranche, 7.446% due 12/15/2010                          1,537,059
                              1,720,588    Invensys Plc Term Loan, 7.398% due 1/15/2011                                 1,729,191
                              3,447,500    Metokote Corp. Second Lien Term Loan, 8.37% - 8.74%
                                           due 11/27/2011                                                               3,438,881
                                                                                                                  ---------------
                                                                                                                        6,705,131

Metal - Other - 1.4%          2,005,263    Euramax International Plc Second Lien Term Loan,
                                           12.489% due 6/29/2013                                                        1,932,572
                                994,737    Euramax International Plc Second Lien Term Loan,
                                           12.49% due 6/29/2013                                                           958,678
                              1,700,843    Euramax International Plc Tranche 3 Term Loan B,
                                           8.188% due 6/29/2012                                                         1,702,119
                                                                                                                  ---------------
                                                                                                                        4,593,369

Packaging - 1.2%              1,916,380    Anchor Glass Container Corp. Term Loan B,
                                           7.617% - 7.62% due 5/03/2013                                                 1,916,380
                              2,000,000    Graham Packaging Co. LP Second Lien Term Loan,
                                           9.688% due 4/07/2012                                                         2,018,750
                                                                                                                  ---------------
                                                                                                                        3,935,130

Paper - 0.7%                  2,500,000    Georgia-Pacific Corp. Second Lien Term Loan C, 8.39%
                                           due 12/23/2013                                                               2,505,370

Retail - 0.2%                   175,051    General Nutrition Centers, Inc. Tranche B Term Loan,
                                           8.07% due 12/05/2009                                                           175,707
                                500,000    Petco Animal Supplies, Inc. Term Loan, 8.10% due 10/31/2012                    501,750
                                                                                                                  ---------------
                                                                                                                          677,457

Service - 3.1%                  961,684    Allied Waste North America, Inc. Term Loan,
                                           7.12% - 7.21% due 1/15/2012                                                    959,742
                                382,057    Allied Waste North America, Inc. Tranche A Credit Linked
                                           Deposit, 5.323% due 1/15/2012                                                  381,381
                              2,000,000    NES Rentals Holdings, Inc. Term Loan C, 12.125% due 7/20/2013                2,011,666
                                736,111    United Rentals, Inc. Term Loan, 7.32% due 2/14/2011                            738,565
                                333,333    United Rentals, Inc. Tranche B Credit Linked Deposit,
                                           7.584% due 2/14/2011                                                           334,444
                              3,900,000    Waste Services, Inc. Term Loan B, 8.32% - 8.58% due 3/31/2011                3,909,750
                              2,149,200    Waste Services, Inc. Term Loan B, 8.32% due 3/31/2011                        2,162,633
                                                                                                                  ---------------
                                                                                                                       10,498,181

Telecommunications - 0.7%     1,702,542    Winstar Communications Debtor in Possession,
                                           6.366% due 12/31/2006 (c)                                                    2,340,995

Utility - 1.3%                1,500,000    Calpine Corp. Second Lien Debtor in Possession,
                                           9.367% due 12/20/2007                                                        1,521,251
                                849,722    Covanta Delay Draw Term Loan, 7.621% due 6/30/2012                             847,598
                              1,105,000    Covanta Energy Corp. Second Lien Term Loan,
                                           10.871% due 6/24/2013                                                        1,122,956
                                750,000    Generac Portable Products, Inc. First Lien Term Loan,
                                           7.82% due 11/15/2013                                                           752,344
                                                                                                                  ---------------
                                                                                                                        4,244,149

Wireless                      2,750,000    Centennial Cellular Operating Co. Term Loan,
Communications - 2.0%                      7.617% - 7.62% due 2/09/2011                                                 2,767,760
                              2,000,000    MetroPCS, Inc. Term Loan B, 7.875% due 11/15/2013                            1,998,000
                              2,000,000    West Corp. Term Loan, 8.07% due 10/31/2013                                   1,996,072
                                                                                                                  ---------------
                                                                                                                        6,761,832

                                           Total Floating Rate Loan Interests
                                           (Cost - $193,798,125) - 57.6%                                              195,130,147


                                 Shares
                                   Held    Common Stocks
Chemicals - 0.0%                142,466    GEO Specialty Chemicals, Inc. (e)                                              142,466

Leisure - 0.2%                   41,866    Lodgian, Inc. (e)                                                              600,777

                                           Total Common Stocks (Cost - $2,818,936) - 0.2%                                 743,243


                                           Preferred Stocks
Cable - U.S. - 0.0%               2,500    Adelphia Communications Corp. Series B, 13% (e)                                    875

                                           Total Preferred Stocks (Cost - $225,000) - 0.0%                                    875


                                           Warrants (g)
Paper - 0.0%                      3,500    MDP Acquisitions Plc (expires 10/01/2013)                                       70,000

Wireless Communications - 0.1%      600    American Tower Corp. (expires 8/01/2008)                                       320,443

                                           Total Warrants (Cost - $39,036) - 0.1%                                         390,443


                             Beneficial
                               Interest    Other Interests (d)
Automotive - 0.0%          $  4,130,972    Cambridge Industries, Inc. (Litigation Trust Certificates)                          41

Health Care - 0.0%               10,284    MEDIQ Inc. (Preferred Stock Escrow due 2/01/2006)                                    0

                                           Total Other Interests (Cost - $0) - 0.0%                                            41


                             Beneficial
                               Interest    Short-Term Securities
                           $  6,362,941    BlackRock Liquidity Series, LLC Cash Sweep
                                           Series I, 5.26% (a)(k)                                                       6,362,941

                                           Total Short-Term Securities (Cost - $6,362,941) - 1.9%                       6,362,941

                                           Total Investments (Cost - $487,564,152*) - 142.3%                          482,361,423
                                           Liabilities in Excess of Other Assets - (42.3%)                          (143,407,523)
                                                                                                                  ---------------
                                           Net Assets - 100.0%                                                    $   338,953,900
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $      487,233,814
                                                 ==================
    Gross unrealized appreciation                $        9,789,064
    Gross unrealized depreciation                      (14,661,455)
                                                 ------------------
    Net unrealized depreciation                  $      (4,872,391)
                                                 ==================


 ** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as London InterBank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more U.S. banks, or (iii) the certificate of deposit rate.

(a) Represents the current yield as of November 30, 2006.

(b) As a result of bankruptcy proceedings, the company did not repay the principal amount of the security upon maturity and is non-income producing.

(c) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(e) Non-income producing security.

(f) Floating rate security.

(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(h) Convertible security.

(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(j) Represents a step-up bond; the interest rate shown is the effective yield at the time of purchase by the Fund.

(k) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net            Interest
    Affiliate                                   Activity          Income

    BlackRock Liquidity Series, LLC
    Cash Sweep Series I                      $   6,362,941     $   153,797


(l) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Senior High Income Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Senior High Income Fund, Inc.


Date: January 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Senior High Income Fund, Inc.


Date: January 23, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Senior High Income Fund, Inc.


Date: January 23, 2007